RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)			3 Months Ended
	May 01, 2025	Nov. 12, 2024	Mar. 31, 2026	Dec. 31, 2025	May 02, 2025
Class B ordinary shares
RELATED PARTY TRANSACTIONS
Shares outstanding (in shares)			6,900,000	6,900,000
Sponsor | Founder Shares | Class A ordinary shares | Transfer, assigning or selling first share
RELATED PARTY TRANSACTIONS
Restrictions on transfer period of time after business combination completion			1 year
Stock price trigger to transfer, assign or sell any shares of the company, after the completion of the initial business combination			$ 12
Threshold trading days for transfer, assign or sale of shares, after the completion of the initial business combination			20 days
Threshold consecutive trading days for transfer, assign or sale of shares, after the completion of the initial business combination			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
Sponsor | Founder Shares | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Aggregate capital contributions		$ 25,000
Share price per share ( in dollar per share)		$ 0.004
Number of share issued (in shares)	1,150,000	5,750,000
Shares outstanding (in shares)	6,900,000
Number of shares not subject to forfeiture by sponsor					900,000
Sponsor | Founder Shares | Class B ordinary shares | Over- allotment options
RELATED PARTY TRANSACTIONS
Number of shares not subject to forfeiture by sponsor					900,000